Risks (Tables)	12 Months Ended
Dec. 31, 2021
Risks
Schedule of contractual maturities of financial liabilities

	31 Dec 2021
	Carrying	Contractual	Due in	Due in	More than
	amount	cash flow	1 year	2 - 5 years	5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(362,480)	(382,867)	(40,467)	(253,391)	(89,009)
Lease obligations	(150,437)	(175,040)	(17,343)	(69,396)	(88,301)
Contingent consideration	(1,103)	(1,156)	(1,156)	—	—
Trade accounts payable	(72,598)	(72,598)	(72,598)	—	—
Other financial liabilities	(4,017)	(4,017)	(4,017)	—	—
Total non-derivative financial liabilities	(590,635)	(635,678)	(135,581)	(322,787)	(177,310)
Derivative financial liabilities
Interest rate swaps/FX forwards	(9,344)	(9,344)	(7,423)	(1,660)	(261)
Total derivative financial liabilities	(9,344)	(9,344)	(7,423)	(1,660)	(261)

Schedule of total assets, equity, equity ratio and net cash

	31 Dec	31 Dec
	2021	20201)
	k€	k€
Total assets	2,235,161	1,462,337
Equity attributable to the shareholders of Evotec SE	1,377,685	724,456
Equity ratio (in )%	61.6%	49.5%
Net cash	186,409	(69,386)
1)	Includes the impacts of the IFRIC agenda decision of April 2021 of benefits to periods of service, see note 2 “Changes in accounting policies”.

Schedule of maximum exposure to credit risk for trade receivables

	31 Dec	31 Dec
	2021	2020
	k€	k€
United States	78,543	32,511
France	17,098	15,413
United Kingdom	12,391	9,683
Germany	6,283	5,072
Rest of Europe	10,363	14,006
Rest of the world	7,400	2,320
	132,078	79,005

Schedule of reconciliation of cash flows from financing activities to the changes in financial liabilities

		Lease
	Loan liabilities	obligations	Loan notes
	k€	k€	k€
As of 01 Jan 2021	346,411	145,554	3
Proceeds from issuance of loans	30,791	—	—
Repayment	(16,018)	(19,770)	—
Cashflow from financing activities	14,773	(19,770)	—
Disposal of finance lease obligation	—	(58)	—
Foreign currency translation	—	6,691	—
Changes in fair value	160	—	—
Interest increase	1,136	3,728	—
Issue of finance lease obligation	—	14,292	—
As of 31 Dec 2021	362,480	150,437	3

		Lease
	Loan liabilities	obligations	Loan notes
	k€	k€	k€
As of 01 Jan 2020	331,229	131,870	3
Proceeds from issuance of loans	21,539	—	—
Repayment	(6,521)	(20,174)	—
Cashflow from financing activities	15,018	(20,174)	—
Disposal of finance lease obligation	—	(32,983)	—
Foreign currency translation	2	(4,126)	—
Changes in fair value	162	—	—
Interest increase	—	3,125	—
Issue of finance lease obligation	—	67,842	—
As of 31 Dec 2020	346,411	145,554	3